Consolidated statement of other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statement of other comprehensive income
Net profit for the year	R$ 125,957	R$ 127,654	R$ 56,569
Items that are or may be reclassified subsequently to profit or loss
Exchange variation in foreign investments	23,830	9,620	1,185
Total comprehensive income for the year	149,787	137,274	57,754
Total comprehensive income attributed to
Owners of the Company	149,787	137,274	57,719
Non-controlling interest	0	0	35
Total comprehensive income for the year	R$ 149,787	R$ 137,274	R$ 57,754